Derivative Instruments (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

In the ordinary course of business, our profit margins, earnings and cash flows are impacted by the timing, direction and overall change in pricing for commodities used throughout our operations. We use non-trading derivative instruments to manage our exposure to the following:

•	price risks associated with the purchase or sale of feedstocks, refined products and energy supplies related to our refineries, terminals, fuel inventory and customers;

•	price risks associated with inventories above or below our target levels;

•	future emission credit requirements; and

•	exchange rate fluctuations on our purchases of Canadian crude oil.

Our accounting for derivative instruments depends on whether the underlying commodity will be used or sold in the normal course of business. For contracts where the crude oil or refined products are expected to be used or sold in the normal course of business, we apply the normal purchase normal sale exception and follow the accrual method of accounting. All other derivative instruments are recorded at fair value using mark-to-market accounting.

Our derivative instruments include forward purchase and sale contracts (“Forward Contracts”), exchange-traded futures (“Futures Contracts”), over-the-counter swaps (“OTC Swap Contracts”), options (“Options”), and over-the-counter options (“OTC Option Contracts”). Forward Contracts are agreements to buy or sell the commodity at a predetermined price at a specified future date. Futures Contracts are standardized agreements, traded on a futures exchange, to buy or sell the commodity at a predetermined price at a specified future date. Options provide the right, but not the obligation to buy or sell the commodity at a specified price in the future. OTC Swap Contracts and OTC Option Contracts require cash settlement for the commodity based on the difference between a contracted fixed or floating price and the market price on the settlement date. Certain of these contracts require cash collateral to be received or paid if our asset or liability position, respectively, exceeds specified thresholds. We believe that we have minimal credit risk with respect to our counterparties.

The following table presents the fair value (in millions) of our derivative instruments as of March 31, 2015 and December 31, 2014. The fair value amounts below are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of our master netting arrangements including cash collateral on deposit with, or received from, brokers. We offset the recognized fair value amounts for multiple derivative instruments executed with the same counterparty in our financial statements when a legal right of offset exists. As a result, the asset and liability amounts below will not agree with the amounts presented in our condensed consolidated balance sheets.

		Derivative Assets		Derivative Liabilities
	Balance Sheet Location	March 31, 2015	December 31, 2014	March 31, 2015	December 31, 2014
Commodity Futures Contracts	Prepayments and other current assets	$786	$1,201	$751	$1,025
Commodity OTC Swap Contracts	Receivables	2	—	—	—
Commodity OTC Swap Contracts	Accounts payable	—	—	—	1
Commodity Forward Contracts	Receivables	2	3	—	—
Commodity Forward Contracts	Accounts payable	—	—	1	1
Total Gross Mark-to-Market Derivatives		790	1,204	752	1,027
Less: Counterparty Netting and Cash Collateral (a)		(675)	(1,136)	(749)	(1,024)
Total Net Fair Value of Derivatives		$115	$68	$3	$3
________________

(a)
As of March 31, 2015, we had provided cash collateral amounts of $74 million related to our unrealized derivative positions. At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. Cash collateral amounts are netted with mark-to-market derivative assets.

Gains (losses) for our mark-to market derivatives for the three months ended March 31, 2015 and 2014 were as follows (in millions):

	Three Months Ended March 31,

	2015	2014
Commodity Futures Contracts	$43	$—
Commodity OTC Swap Contracts	—	(1)
Commodity Forward Contracts	2	1
Foreign Currency Forward Contracts	(2)	(2)
Total Gain (Loss) on Mark-to-Market Derivatives	$43	$(2)

The income statement location of gains (losses) for our mark-to market derivatives above were as follows (in millions):

	Three Months Ended March 31,

	2015	2014
Revenues	$4	$1
Cost of sales	41	(1)
Other expense, net	(2)	(2)
Total Gain (Loss) on Mark-to-Market Derivatives	$43	$(2)

Open Long (Short) Positions

The information below presents the net volume of outstanding commodity and other contracts by type of instrument, year of maturity and unit of measure as of March 31, 2015 (units in thousands):

	Contract Volumes by Year of Maturity
Mark-to-Market Derivative Instrument	2015	2016	2017	Unit of Measure
Crude oil, refined products and blending products:
Futures - short	(13,710)	—	—	Barrels
Futures - long	—	485	—	Barrels
OTC Swaps - long	2,000	—	—	Barrels
Forwards - long	131	—	—	Barrels
Carbon credits:
Futures - long	3,675	1,000	1,000	Tons
Corn:
Futures - short	(3,515)	—	—	Bushels

DERIVATIVE INSTRUMENTS

In the ordinary course of business, our profit margins, earnings and cash flows are impacted by the timing, direction and overall change in pricing for commodities used throughout our operations. We use non-trading derivative instruments to manage our exposure to the following:

•	price risks associated with the purchase or sale of feedstocks, refined products and energy supplies to or from our refineries, terminals, marketing operations and customers;

•	price risks associated with inventories above or below our target levels;

•	future emission credit requirements; and

•	exchange rate fluctuations on our purchases of Canadian crude oil.

Our accounting for derivative instruments depends on whether the underlying commodity will be used or sold in the normal course of business. For contracts where the crude oil or refined products are expected to be used or sold in the normal course of business, we apply the normal purchase normal sale exception and follow the accrual method of accounting. All other derivative instruments are recorded at fair value using mark-to-market accounting.

Our derivative instruments include forward purchase and sale contracts (“Forward Contracts”), exchange-traded futures (“Futures Contracts”), over-the-counter swaps (“OTC Swap Contracts”), options (“Options”), and over-the-counter options (“OTC Option Contracts”). Forward Contracts are agreements to buy or sell the commodity at a predetermined price at a specified future date. Futures Contracts are standardized agreements, traded on a futures exchange, to buy or sell the commodity at a predetermined price at a specified future date. Options provide the right, but not the obligation to buy or sell the commodity at a specified price in the future. OTC Swap Contracts and OTC Option Contracts require cash settlement for the commodity based on the difference between a contracted fixed or floating price and the market price on the settlement date. Certain of these contracts require cash collateral if our liability position exceeds specified thresholds. We believe that we have minimal credit risk with respect to our counterparties.

The following table presents the fair value (in millions) of our derivative instruments as of December 31, 2014 and 2013. The fair value amounts below are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of our master netting arrangements including cash collateral on deposit with, or received from, brokers. We offset the recognized fair value amounts for multiple derivative instruments executed with the same counterparty in our financial statements when a legal right of offset exists. As a result, the asset and liability amounts below will not agree with the amounts presented in our consolidated balance sheets.

		Derivative Assets		Derivative Liabilities
	Balance Sheet Location	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Commodity Futures Contracts (a)	Prepayments and other current assets	$1,201	$140	$1,025	$158
Commodity OTC Swap Contracts	Accounts payable	—	—	1	—
Commodity Forward Contracts	Receivables	3	—	—	—
Commodity Forward Contracts	Accounts payable	—	—	1	1
Total Gross Mark-to-Market Derivatives		1,204	140	1,027	159
Less: Counterparty Netting and Cash Collateral (b)		(1,136)	(72)	(1,024)	(137)
Total Net Fair Value of Derivatives		$68	$68	$3	$22
________________

(a)
We had derivative assets totaling $1 million and $3 million at December 31, 2014 and 2013, respectively, related to corn futures used to manage our biofuel exposure. Additionally, we had derivative liabilities totaling $2 million and $1 million at December 31, 2014 and 2013, respectively, related to corn futures.

(b)
At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. As of December 31, 2013, we had provided cash collateral amounts of $65 million related to our unrealized derivative positions. Cash collateral amounts are netted with mark-to-market derivative assets.

Gains (losses) for our mark-to-market derivatives for the years ended December 31, 2014, 2013 and 2012, were as follows (in millions):

	2014	2013	2012
Commodity Futures Contracts	$479	$(143)	$(24)
Commodity OTC Swap Contracts	(6)	(5)	(11)
Commodity Forward Contracts	10	1	7
Commodity Options	(1)	—	—
Foreign Currency Forward Contracts	(5)	(5)	—
Total Gain (Loss) Mark-to-Market Derivatives	$477	$(152)	$(28)

The income statement location of gains (losses) for our mark-to market derivatives above were as follows (in millions):

	2014	2013	2012
Revenues	$26	$(11)	$13
Cost of sales	456	(112)	(47)
Other expense, net	(5)	(5)	—
Net earnings (loss) from discontinued operations	—	(24)	6
Total Gain (Loss) on Mark-to-Market Derivatives	$477	$(152)	$(28)

We did not designate any of our derivatives for hedge accounting during the years ended December 31, 2014, 2013 and 2012.

Open Long (Short) Positions

The information below presents the net volume of outstanding commodity and other contracts by type of instrument, year of maturity and unit of measure as of December 31, 2014 (units in thousands):

	Contract Volumes by Year of Maturity
Mark-to-Market Derivative Instrument	2015	2016	2017	Unit of Measure
Crude oil, refined products and blending products:
Futures - short	(8,207)	—	—	Barrels
OTC Swaps - long	2,750	—	—	Barrels
Forwards - short	(186)	—	—	Barrels
Carbon credits:
Futures - long	11,775	1,000	1,000	Tons
Renewable identification numbers:
Futures - short	(3,900)	—	—	Gallons
Corn:
Futures - short	(3,325)	—	—	Bushels

At December 31, 2014, we had open Forward Currency Contracts to purchase CAD $32 million that matured on January 26, 2015.